Business Segment (Details) CLF in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 CLF	Dec. 31, 2023 CLP ($)	Dec. 31, 2022 CLP ($)
Business Segment [Line Items]
Number of business segments	4	4	4	4
Provisions for loan losses	$ 352,706		$ 201,944	$ 412,130
Consolidation adjustments to operating expenses	1,132,734		1,116,099	992,339
Total income tax expense	333,601		322,114	289,209
Total assets	52,055,542		55,718,041
Other liabilities	$ 711,398		$ 696,971
IFRS Adjustments [Member]
Business Segment [Line Items]
Total revenue percentage	10.00%	10.00%	10.00%
IFRS Adjustments [Member] | Reclassifications and Adjustments [Member]
Business Segment [Line Items]
Consolidation adjustments to operating revenue	$ (46,887)		$ (39,478)	(21,382)
Adjustment operating revenue	17,232		19,312	26,830
Provisions for loan losses	39,048		159,307	22,988
Consolidation adjustments to operating expenses	46,887		39,478	21,382
Total income tax expense	(15,196)		(48,227)	(13,452)
Total assets	(227,179)		(236,853)	(237,339)
IFRS adjustments in assets	(39,899)		(74,511)	(146,508)
Other liabilities	(227,179)		(236,853)	(237,339)
IFRS adjustments in liabilities	$ (921,794)		$ (919,171)	$ (719,618)
Retail [Member]
Business Segment [Line Items]
Annual revenue (in Unidad de Fomento) | CLF		CLF 70,000
Wholesale [Member]
Business Segment [Line Items]
Annual revenue (in Unidad de Fomento) | CLF		CLF 70,000